Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued expenses and other current liabilities
	December 31,
	2019	2018
Compensation expense	$1,348,066	$1,188,104
Rent	124,969	126,963
Revenue sharing obligations	319,833	122,928
Event costs	186,173	61,740
Legal and professional fees	154,799	-
Accrued software costs	-	420,000
Production costs	55,679	15,329
Unclaimed player prizes	342,535	380,120
Other accrued expenses	721,693	357,610
Other current liabilities	369,614	189,351
Accrued leasehold improvement costs	269,110	-
	$3,892,471	$2,862,145